Note 8 - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 8 - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Historical Cost	$ 20,339	$ 15,528
Accumulated Amortization	6,924	5,593
Goodwill	22,615	18,046	17,452
Total	46,842	37,096
Total	6,924	5,593
Trademarks and Trade Names [Member]
Note 8 - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Trade names & trademarks	3,888	3,522
Customer Relationships [Member]
Note 8 - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Historical Cost	12,175	8,170
Accumulated Amortization	3,372	2,403
Total	3,372	2,403
Technology And Drawings [Member]
Note 8 - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Historical Cost	6,620	5,790
Accumulated Amortization	2,035	1,685
Total	2,035	1,685
Other Intangible Assets [Member]
Note 8 - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Historical Cost	1,544	1,568
Accumulated Amortization	1,517	1,505
Total	1,517	1,505
Goodwill [Member]
Note 8 - Goodwill and Other Intangible Assets (Details) - Major Components of Goodwill and Other Intangible Assets [Line Items]
Goodwill	$ 22,615	$ 18,046